Note FDIC loss-share asset and true-up payment obligation (Fair value and the undiscounted amount of the true-up payment obligation) (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Disclosure Activity In The F D I C Loss Share Indemnification Asset [Abstract]
Carrying amount (fair value)	$ 171.0	$ 165.0